Intangible assets - Deferred acquisition costs and other intangible assets (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	£ 11,359	£ 11,011
Shareholder-backed
Deferred acquisition costs and other intangible assets
Deferred acquisition costs	9,657	9,233
Intangible assets other than goodwill	1,553	1,633
Total of deferred acquisition costs and other intangible assets	11,210	10,866	£ 10,755
Shareholder-backed | PVIF
Deferred acquisition costs and other intangible assets
Intangible assets other than goodwill	35	36
Shareholder-backed | Distribution rights and other intangible assets
Deferred acquisition costs and other intangible assets
Intangible assets other than goodwill	1,518	1,597
Shareholder-backed | Insurance contracts
Deferred acquisition costs and other intangible assets
Deferred acquisition costs	9,596	9,170
Shareholder-backed | Investment contracts
Deferred acquisition costs and other intangible assets
Deferred acquisition costs	61	63
With-profits
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	£ 149	£ 145